Provisions and other liabilities	12 Months Ended
Dec. 31, 2021
Provisions and other liabilities [abstract]
Provisions and other liabilities [text block]
21 Provisions and other liabilities
(in USD million)
Asset retirement
obligations
Claims and
litigations
Other
provisions and
liabilities Total
Non-current portion at 31 December 2020 before

restatement
17,200 96 2,436 19,731
Impact of ARO policy change
2,837 - - 2,837
Non-current portion at 31 December 2020 after restatement
20,037 96 2,436 22,568
Current portion at 31 December 2020 reported

as Trade, other payables and
provisions 92 958 1,600 2,649
Provisions and other liabilities at 31 December 2020
20,128 1,053 4,035 25,216
New or increased provisions and other liabilities
602 30 352 984
Change in estimates
(1,097) (58) (141) (1,296)
Amounts charged against provisions and other liabilities
(125) (870) (524) (1,519)
Effects of change in the discount rate
(1,610) - (13) (1,623)
Reduction due to divestments
(359) - - (359)
Accretion expenses
423 - 29 452
Reclassification and transfer
(74) - 298 224
Foreign currency translation effects
(471) - (5) (476)
Provisions and other liabilities at 31 December 2021
17,417 155 4,031 21,603
Non-current portion at 31 December 2021
17,279 81 2,539 19,899
Current portion at 31 December 2021 reported

as Trade, other payables and
provisions 138 73 1,493 1,704
Due to significantly reduced expected use of a transportation agreement, Equinor provided a liability of USD 166 million in 2020 for an
onerous contract. In the third quarter 2021, this provision has been settled resulting in a payment of the settled amount and reversal of
the remaining amount of the provision. The reversal of the provision is reflected within the line item

Operating expenses in the
Consolidated statement of income.
The timing of cash outflows of asset retirement obligations depends on the expected production cease at the various facilities.
In certain production sharing agreements (PSA), Equinor’s estimated share of asset retirement obligation (ARO) is paid into an escrow
account over the producing life of the field. These payments are considered down-payments of the liabilities and included in line item
Amounts charged against provisions and other liabilities.
The Claims and litigations category mainly relate to expected payments for unresolved claims. The timing and amounts of potential
settlements in respect of these claims are uncertain and dependent on various factors that are outside management's control. For
further information on provisions and contingent liabilities, see note 24 Other commitments, contingent liabilities and contingent
assets.

For further information about methods applied and estimates required, see note 2 Significant accounting policies.
Line items impacted in the consolidated
balance sheet (in USD million)
01.01.2020
before
restatement
Impact of ARO
policy change
01.01.2020 after
restatement
31.12.2020
before
restatement
Impact of ARO
policy change
31.12.2020 after
restatement
PPE 69,953 1,798 71,751 65,672 2,836 68,508
Total non-current assets 93,285 1,798 95,083 89,786 2,836 92,623
Total assets 118,063 1,798 119,861 121,972 2,836 124,809
Provisions and other liabilities 17,951 1,798 19,749 19,731 2,837 22,568
Total non-current liabilities 57,346 1,798 59,144 68,260 2,837 71,097
Total liabilities 76,904 1,798 78,702 88,081 2,837 90,917
Expected timing of cash outflows
(in USD million)
Asset retirement
obligations
Other
provisions and
liabilities, including
claims and litigations Total
2022 - 2026 1,180 3,014 4,194
2027 - 2031 1,597 299 1,896
2032 - 2036 4,315 248 4,563
2037 - 2041 6,152 55 6,207
Thereafter 4,173 569 4,742
At 31 December 2021 17,417 4,186 21,603